ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2017	December 31, 2016
Trade payables	$173,647	$141,930
Accrued liabilities	26,753	21,310
	$200,400	$163,240